FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [abstract]
Financial assets	$ 80,257	$ 112,855
Disclosure of financial liabilities [abstract]
Financial liabilities	255,602	144,206
Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [abstract]
Amortised cost	256,140	143,339
Less: Transferred to asset of disposal group classified as held for sale (Note 39)	(538)	0
Financial liabilities	255,602	143,339
Financial assets at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets at amortised cost (2017: Loans and receivables)	81,021	112,855
Less: Transferred to asset of disposal group classified as held for sale (Note 39)	(937)	0
Financial assets	80,084	112,855
Derivatives [member]
Disclosure of financial assets [abstract]
Financial assets	173	0
Disclosure of financial liabilities [abstract]
Financial liabilities	$ 0	$ 867